DIGITAL ASSETS	12 Months Ended
Dec. 31, 2023
DIGITAL ASSETS
DIGITAL ASSETS

21.DIGITAL ASSETS

The Group mined crypto assets during the period, which are recorded at fair value on the day of acquisition. Movements in fair value between acquisition (date mined) and disposal (date sold), and the movement in fair value in crypto assets held at the year end, are recorded in profit or loss.

All of the Group’s holding in crypto currencies other than Bitcoin are now classified as intangible assets.

At the period end, the Group held Bitcoin representing a fair value of $385k. The breakdown of which can be seen below:

	2023	2022
Group	$’000	$’000
At 1 January	443	108,956

Foreign Exchange Movement	24	833
Crypto assets purchased and received	—	264
Crypto assets mined	50,558	60,172
Total additions	50,582	61,269

Disposals
Transferred to/from intangible assets	—	420
Crypto assets sold	(51,378)	(114,646)
Total disposals	(51,378)	(114,226)
Fair value movements
Gain/(loss) on crypto asset sales	738	(55,410)
Movements on crypto assets held at the year end	—	(145)
Total fair value movements	738	(55,555)
At 31 December	385	443

As at 31 December 2023, digital assets comprised of 9 Bitcoin (2022: 25 Bitcoin).